Summary of number and weighted average exercise prices of equity settled deferred shares units (Details) - Equity-settled deferred share units [member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of units, Beginning | shares	52,500
Units value, Beginning | $	$ 332
Number of units, Beginning | shares		65,000
Beginning value | $		$ 411
Number of units, Exercised | shares	(25,000)	(12,500)
Granted, value | $	$ (84)	$ (79)
Number of units, Ending | shares	27,500	52,500
Units value, Ending | $	$ 248